Use of estimates and critical accounting judgements	12 Months Ended
Dec. 31, 2019
Use of estimates and critical accounting judgements
Use of estimates and critical accounting judgements

4. Use of estimates and critical accounting judgments

The preparation of consolidated financial statements requires use of management judgment in electing and applying accounting policies as well as in making estimates that involve assumptions about the future. These judgments, estimates and assumptions may have a significant effect on the consolidated financial statements.

The estimates used in determining the carrying amounts of assets and liabilities subject to estimation uncertainty are based on historical experience, expected outcomes and various other assumptions that were available when these consolidated financial statements were prepared, and they are believed to be reasonable under the circumstances. The estimates are revised if changes in circumstances occur, or as a result of new information or more experience. As estimates inherently contain a varying degree of uncertainty, actual outcomes may differ, resulting in additional charges or credits to the consolidated income statement.

Management considers that the estimates, assumptions and judgments about the following accounting policies represent the most significant areas of estimation uncertainty and critical judgment that may have an impact on the consolidated financial statements.

Revenue recognition

Accounting for contract modifications

A significant part of the Group’s business is conducted under framework agreements with no fixed commitment on the overall project scope. The accounting treatment of subsequent purchase commitments received from the customer in the form of new purchase orders is a critical judgment. Subsequent purchase orders may be deemed either to represent separate contracts or to represent a modification of the existing contract, which requires combination with the original contract for accounting purposes.

The decision whether to segregate or combine subsequent purchase orders can have a direct impact on the amount of revenue recognized in a given period for arrangements with multiple performance obligations including material rights as the transaction price is allocated to the performance obligations identified within the contract.

Determining and allocating the transaction price

The Group enters into complex customer arrangements, some of which are non-committed framework agreements that contain complex discounting structures as well as customer pricing that varies depending on the different needs of each customer. The appropriate identification and allocation of discounts and other forms of variable consideration as well as determination of the standalone selling price of each performance obligation are critical judgments that have a direct impact on the timing and amount of revenue recognized. The determination of standalone selling prices of existing performance obligations and of unexercised customer options to purchase additional goods or services will also impact the Group’s determination whether a non-committed part of the contract contains material rights that must be accounted for within the context of the contract. Identified material rights are accounted for as a performance obligation within the contract and the Group will allocate part of the transaction price to it with the relative standalone selling price method.

Identifying distinct performance obligations and determining when the performance obligation is satisfied

The Group regularly enters into agreements with customers comprising multiple performance obligations, that include a variety of products, services and software that the Group offers. The identification of distinct performance obligations within these types of arrangements is considered a critical judgment as inappropriate identification of performance obligations could lead to the recognition of revenue in an incorrect period or for an inaccurate amount.

Pension and other post-employment benefit obligations and expenses

The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of our post-employment healthcare plans are maintained. A portion of plan assets is invested in debt and equity securities, which are subject to market volatility. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow. Based on these estimates and assumptions, as of December 31, 2019 defined benefit obligations amount to EUR 24 663 million (EUR 23 955 million in 2018) and the fair value of plan assets amounts to EUR 26 180 million (EUR 24 479 million in 2018). Refer to Note 27, Pensions and other post-employment benefits.

Income taxes

The Group is subject to income taxes in the jurisdictions in which it operates. Judgment is required in determining current tax expense, uncertain tax positions, deferred tax assets and deferred tax liabilities; and the extent to which deferred tax assets can be recognized.

Estimates related to the recoverability of deferred tax assets are based on forecasted future taxable income and tax planning strategies. Based on these estimates and assumptions, the Group has EUR 20 426 million as of December 31, 2019 (EUR 20 465 million in 2018) of temporary differences, tax losses carry forward and tax credits for which no deferred tax assets are recognized due to uncertainty of utilization. The majority of the unrecognized deferred tax assets relate to France. Refer to Note 12, Income taxes.

The utilization of deferred tax assets is dependent on future taxable profit in excess of the profit arising from the reversal of existing taxable temporary differences. The recognition of deferred tax assets is based on the assessment of whether it is probable that sufficient taxable profit will be available in the future to utilize the reversal of deductible temporary differences, unused tax losses and unused tax credits before the unused tax losses and unused tax credits expire. Recognition of deferred tax assets involves judgment regarding the future financial performance of the particular legal entity or tax group that has recognized the deferred tax asset.

Liabilities for uncertain tax positions are recorded based on estimates and assumptions of the amount and likelihood of outflow of economic resources when it is probable, i.e. more likely than not, that certain positions may not be fully sustained upon review by local tax authorities. Currently, the Group has ongoing tax investigations in multiple jurisdictions, including the United States, Canada, India, Saudi Arabia and South Korea. Due to the inherently uncertain nature of tax investigations, the ultimate outcome or actual cost of settlement may vary materially from estimates. Refer to Note 12, Income taxes.

Leases

Key judgments and estimates used in the application of IFRS 16 primarily relate to the evaluation of lease terms and the use of discount rates.

Many of the Group’s more significant leasehold properties include options to extend the lease term or to terminate the lease prior to the expiration of the lease. These options provide the Group with the financial flexibility needed to align its global portfolio of commercial and industrial real estate properties to meet the changing occupancy needs of its various businesses. This financial flexibility is reflected in the measurement of the right-of-use assets and lease liabilities that the Group records for its leasehold properties to the extent that management concludes that any lease extension options are not reasonably certain to be exercised.

In its assessment whether lease extension and termination options are reasonably certain to be exercised, management applies judgment considering all relevant factors that create an economic incentive for the Group to exercise either the option. The Group determines that extension of the lease term beyond the non-cancellable lease term is reasonably certain when the leased property is significantly customized or specialized for the Group’s specific use, the Group has made significant leasehold improvements that it seeks to recover over the lease term, or lease payments in the optional renewal or break period are significantly lower than the expected future market rent levels. After the commencement date of the lease, the Group reassesses the lease term only if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option. As of December 31, 2019, the Group has potential (undiscounted) future lease payments of EUR 560 million relating to extension options not expected to be exercised and EUR 79 million relating to termination options expected to be exercised which are not included in the lease liability. Total lease liabilities recognized in the statement of financial position is EUR 1 030 million (discounted) as of December 31, 2019.

The Group estimates its incremental borrowing rate to measure lease liabilities at the present value of lease payments as the interest rate implicit in the lease is not readily determinable. The estimation of the Group’s incremental borrowing rate requires judgment to ensure that it adequately reflects the rates that the Group would pay to finance the acquisition of an asset similar to the leased asset, considering the nature, value and geographical location of the underlying asset, length of the lease term and frequency of lease payments. The estimation of the incremental borrowing rate impacts the amount of lease liabilities and right-of-use asset recognized in the statement of financial position as well as portion of interest expense and depreciation recognized in the income statement over the lease term.

Refer to Note 16, Leases, for further details on leases.

Goodwill recoverability

The recoverable amounts of the groups of CGUs were based on fair value less costs of disposal that was determined using a level 3 fair value measurement based on a discounted cash flow calculation. The cash flow projections used in calculating the recoverable amounts were based on financial plans approved by management covering an explicit forecast period of three years. Seven additional years of cash flow projections subsequent to the explicit forecast period reflect a gradual progression towards the steady state cash flow projections modeled in the terminal year. Estimation and judgment are required in determining the components of the recoverable amount calculation, including the discount rates, the terminal growth rates, estimated revenue growth rates, gross margins and operating margins. The discount rates reflect current assessments of the time value of money and relevant market risk premiums reflecting risks and uncertainties for which the future cash flow estimates have not been adjusted. The terminal growth rate assumptions reflect long-term average growth rates for the industry and economies in which the groups of CGUs operate.

The results of the impairment testing indicate adequate headroom for each group of CGUs. Total goodwill amounts to EUR 5 527 million as of December 31, 2019 (EUR 5 452 million in 2018). Refer to Note 14, Intangible assets and Note 17, Impairment.

Loss allowances on trade receivables and contract assets

Loss allowances are recognized for estimated losses resulting from customers’ inability to meet payment obligations. The Group applies a simplified approach to recognizing a loss allowance on trade receivables based on measurement of lifetime expected credit losses arising from trade receivables without significant financing components. Estimation and judgment are required in determining the value of loss allowances at each reporting date. Management specifically analyzes trade receivables and historical losses; customer concentrations; customer creditworthiness; past due balances; current economic trends; and changes in customer payment terms when determining loss allowances. In addition to past events and current conditions, reasonable and supportable forecasts affecting collectability are considered when determining the amount of loss allowances. Based on these estimates and assumptions, loss allowances on trade receivables and contract assets are EUR 147 million as of December 31, 2019 (EUR 195 million in 2018), representing 2% of trade receivables and contract assets combined (3% in 2018). Refer to Note 36, Financial risk management.

Allowances for excess and obsolete inventory

Allowances for excess and obsolete inventory are recognized for excess amounts, obsolescence and declines in net realizable value below cost. Estimation and judgment are required in determining the value of the allowance for excess and obsolete inventory at each reporting date. Management specifically analyzes estimates of future demand for products when determining allowances for excess and obsolete inventory. Changes in these estimates could result in revisions to the valuation of inventory in future periods. Based on these estimates and assumptions, allowances for excess and obsolete inventory are EUR 505 million as of December 31, 2019 (EUR 521 million in 2018), representing 15% of inventory (14% in 2018). Refer to Note 18, Inventories.

Fair value of financial instruments

Fair values for level 3 financial instruments are determined with valuation techniques using material inputs that are not observable from transactions on active market requiring estimation and judgment both in selecting an appropriate valuation technique as well as in defining appropriate underlying assumptions.

For unlisted shares, the fair value is based on a number of factors including, but not limited to, the current market value of similar instruments; prices established from recent arm’s-length transactions; and/or analysis of market prospects and operating performance of target companies with reference to public market comparable companies in similar industry sectors. Changes in these estimates could result in losses in future periods. Based on these estimates and assumptions, the fair value of level 3 financial assets is EUR 746 million (EUR 688 million in 2018), representing 9% of total financial assets measured at fair value on a recurring basis (8% in 2018).

Level 3 financial liabilities include conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. The financial liability related to the conditional obligation is measured based on the expected future cash settlement mainly dependent on certain financial performance metrics of Nokia Shanghai Bell. The total level 3 financial liabilities amount to EUR 659 million as of December 31, 2019 (EUR 707 million in 2018), representing 79% of total financial liabilities (78% in 2018) measured at fair value a on recurring basis. Refer to Note 24, Fair value of financial instruments.

Provisions

The Group recognizes a provision when it has a present legal or constructive obligation as a result of past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made. At times, management judgment is required in determining whether it is probable that an outflow of economic benefits will be required to settle the obligation.

Estimation is required in determining the value of the obligation. The amount recognized as a provision is based on the best estimate of unavoidable costs required to settle the obligation at the end of the reporting period. When estimating the value, management may be required to consider a range of possible outcomes and their associated probabilities, risks and uncertainties surrounding the events and circumstances as well as making assumptions of the timing of payment. Changes in estimates of timing or amounts of costs required to settle the obligation may become necessary as time passes and/or more accurate information becomes available. Based on these estimates and assumptions, provisions amount to EUR 1 209 million as of December 31, 2019 (EUR 1 427 million in 2018). Refer to Note 29, Provisions.

Legal contingencies

The Group is regularly subject to various legal proceedings and investigations covering a wide range of matters. Management judgment is required in assessing the probability of different outcomes and a provision is recognized when an unfavorable outcome is deemed probable and the related obligation can be reasonably estimated. Refer to Note 29, Provisions.